Document and Entity Information Document - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 03, 2017	Jun. 30, 2016
Document Information [Abstract]
Entity Registrant name	Intercontinental Exchange, Inc.
Entity Central Index Key	0001571949
Document Type	L SDR
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		595,341,344
Entity Well-known seasoned issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 30,181,720,745